Loans (Schedule of Maturity and Rate Repricing) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year repricing or maturing		$ 182,242,860	$ 124,914,560	$ 101,809,560
Over one to five years repricing or maturing		292,507,248	149,488,074	131,119,339
Over five years repricing or maturing		67,537,140	27,186,296	34,092,243
Loans and Leases Receivable, Gross, Carrying Amount	576,673,464	542,287,248	301,588,930	267,021,142
Total bank loans pledged		264,053,734
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	437,706,307	377,153,222
Acquired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 138,967,157	$ 165,134,026